Shareholders' equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Shareholders' equity
29	Shareholders’ equity

29. 1	Capital
The authorized capital is divided into 1,000,000,000 common shares. The Company’s subscribed and paid up capital as of December 31, 2019 was US$ 1,551.6 and was comprised of 740,465,044 common shares, without par value, of which 4,385,218 shares were held in treasury.
The capital is comprised entirely of common shares. As per Article 14 of the Company’s bylaws, each common share generally empowered with one vote at general shareholders’ meeting, considering that no shareholder or group of shareholders, may exercise votes representing more than 5% of the quantity of share into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered.

29.2	Brazilian Federal Government Golden Share
The Federal Government holds one
golden share
with the same voting rights as other holders of common shares, but which grants it certain additional rights as established in article 9 of the Embraer’s bylaws.

29.3	Treasury Shares
Common shares acquired with resources from the investments and working capital reserve. This operation occurred in accordance with rules approved by the Statutory Board of Directors in a meeting held on December 7, 2007 and corresponds to 4,385,218 common shares and US$ 26.5 as of December 31, 2019. These shares lose voting and economic rights during the period in which they are held in Treasury. The movement is shown below:

	USD	Quantity	Share value (USD)	Net income of uses
At the beginning of the year	31.4	4,977,698	6.3	—
Used for stock options plan (i)	(4.9)	(592,480)	8.3	2.7

At December 31, 2019	26.5	4,385,218	6.0	2.7

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees. Refer to Note 30.
At December 31, 2019, the market value of the shares held in Treasury was US$ 21.4 (December 31, 2018 - US$ 27.5).

29.4	Investment subsidy reserve
This reserve was formed as allowed by article
195-A
of Brazilian Corporate Law (as amended by Law 11.638, of 2007) and corresponds to the appropriation of the portion of retained earnings derived from government grants received by the Company, which cannot be distributed to shareholders in the form of dividends. It is recognized in the consolidated statements of income in the same expense line to which the subsidy refers.
These subsidies are not included in the calculation of the minimum mandatory dividends.

29.5	Legal reserve
The statutory reserve is a revenue reserve recorded annually as an appropriation of 5% of the net income for the year. The reserve may not exceed 20% of capital, or 30% of capital and capital reserves.
The reserve limit was not exceeded as of December 31, 2019 and 2018.

29.6	Investment and working capital reserve
The purpose of this revenue reserve is to shield funds which might otherwise be subject to distribution and are earmarked for: (i) investments in property, plant and equipment, without detriment to retained earnings, pursuant to art. 196 of Law 6.404/76; (ii) the Company’s working capital (iii) redeem, reimburse or purchase shares of the Company and (iv) be distributed to the shareholders.

29.7	Interest on own capital and dividends
Under the Company’s bylaws, shareholders are entitled to dividends or interest on own capital equivalent to 25% of net income for the year, adjusted in accordance with the bylaws. The calculation takes into account the interest on own capital net of withholding tax.
Proposed distributions of dividends to shareholders are recorded as a liability in the consolidated financial statements at the end of the year. Any amount over and above the minimum mandatory dividend is recognized in a specific account as additional dividends proposed in the revenue reserve in consolidated shareholders’ equity, until it is approved by the shareholders, at which point the reserve is reversed against a liability in the consolidated financial statements.
Interest on own capital paid or provisioned is recorded as a financial expense for tax purposes. However, for purposes of these consolidated financial statements, the amount is recorded as dividend distribution of net income for the year, and the gross amount is reclassified to consolidated shareholders’ equity.
The Company did not distribute dividends and interest on equity during the financial year 2019.

29.8	Other Comprehensive Income
Consists of the following adjustments:

•
Cumulative translation adjustment: foreign exchange gains/losses resulting from translation of the consolidated financial statements in the functional currency to the presentation currency (Real) and foreign exchange gains/losses resulting from translation of the foreign subsidiaries’ financial statements measured in other functional currencies to the Company’s functional currency (dollar); and

•	Other comprehensive income: unrealized actuarial gains (losses) resulting from the healthcare plans sponsored by the Company and the fair value variation of financial instruments available for sale.